Operating Profit - Narrative (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs	£ 11,645	£ 6,588	£ 0